Advance to Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advance to Suppliers [Line Items]
Allowance for credit losses	$ 169,377	$ 88,379
provision for credit losses	430,508	759,707	72,688
Advance to suppliers [Member]
Advance to Suppliers [Line Items]
provision for credit losses			$ 740,790